COLLATERAL ARRANGEMENTS (Details) (USD $)	Apr. 01, 2015	Oct. 03, 2011
Commitments and Contingencies Disclosure [Abstract]
Collateral Release		$ 6,700,000
Purchase Option for Vessel	$ 1